BENEFITS TO EMPLOYEES - Payroll (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Current
Vacation allowance	R$ 359,243	R$ 360,525
PDV - Voluntary Dismissal Program	1,018,275	155,046
Payroll	413,758	193,170
Accrual rates on vacation benefits	189,729	193,940
Profit or income sharing	227,605	526,105
Charges on 13th salary	5,785	78,848
Social contribution	54,087	52,849
Other	49,964	42,464
Total current	2,318,554	1,602,947
Non-current
PDV - Voluntary Dismissal Program	4,697	63,024
Total	R$ 2,323,251	R$ 1,665,971